Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Assets:
Cash and due from banks	$ 15,675	$ 18,661
Certificates of deposit in other banks	0	2,955
Available-for-sale debt securities, at fair value	188,742	250,747
Loans held for sale	3,884	591
Accrued interest receivable	8,661	7,953
Deposits:
Non-interest-bearing demand	402,241	453,443
Savings, interest checking and money market	846,452	923,602
Time deposits	322,151
Accrued interest payable	1,772	902
Carrying amount
Assets:
Cash and due from banks	15,675	18,661
Federal funds sold and overnight interest-bearing deposits	77,775	65,059
Certificates of deposit in other banks		2,955
Available-for-sale debt securities, at fair value	188,742	250,747
Other investment securities	6,300	6,353
Loans, net	1,515,403	1,505,664
Loans held for sale	3,884	591
Cash surrender value - life insurance	2,624	2,567
Interest rate lock commitments	43	20
Forward sale commitments		3
Accrued interest receivable	8,661	7,953
Total	1,819,107	1,860,573
Deposits:
Non-interest-bearing demand	402,241	453,443
Savings, interest checking and money market	846,452	923,602
Time deposits	322,151	255,034
Federal funds purchased and securities sold under agreements to repurchase		5,187
Federal Home Loan Bank advances and other borrowings	107,000	98,000
Subordinated notes	49,486	49,486
Interest rate lock commitments	2	18
Forward sale commitments	41	3
Accrued interest payable	1,772	902
Total	1,729,145	1,785,675
Fair value
Assets:
Cash and due from banks	15,675	18,661
Federal funds sold and overnight interest-bearing deposits	77,775	65,059
Certificates of deposit in other banks		2,955
Available-for-sale debt securities, at fair value	188,742	250,747
Other investment securities	6,300	6,353
Loans, net	1,364,533	1,389,018
Loans held for sale	3,884	591
Cash surrender value - life insurance	2,624	2,567
Interest rate lock commitments	43	20
Forward sale commitments		3
Accrued interest receivable	8,661	7,953
Total	1,668,237	1,743,927
Deposits:
Non-interest-bearing demand	402,241	453,443
Savings, interest checking and money market	846,452	923,602
Time deposits	319,929	250,433
Federal funds purchased and securities sold under agreements to repurchase		5,187
Federal Home Loan Bank advances and other borrowings	107,245	98,000
Subordinated notes	38,939	39,197
Interest rate lock commitments	2	18
Forward sale commitments	41	3
Accrued interest payable	1,772	902
Total	1,716,621	1,770,785
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Cash and due from banks	15,675	18,661
Federal funds sold and overnight interest-bearing deposits	77,775	65,059
Certificates of deposit in other banks		2,955
Available-for-sale debt securities, at fair value	1,978	2,152
Other investment securities	78	46
Loans, net	0	0
Loans held for sale	0	0
Cash surrender value - life insurance	0	0
Interest rate lock commitments	0	0
Forward sale commitments		0
Accrued interest receivable	8,661	7,953
Total	104,167	96,826
Deposits:
Non-interest-bearing demand	402,241	453,443
Savings, interest checking and money market	846,452	923,602
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase		5,187
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Interest rate lock commitments	0	0
Forward sale commitments		0
Accrued interest payable	1,772	902
Total	1,250,465	1,383,134
Other Observable Inputs (Level 2)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks		0
Available-for-sale debt securities, at fair value	186,764	248,595
Other investment securities	6,222	6,307
Loans, net	0	0
Loans held for sale	3,884	591
Cash surrender value - life insurance	2,624	2,567
Interest rate lock commitments	0	0
Forward sale commitments		3
Accrued interest receivable	0	0
Total	199,494	258,063
Deposits:
Non-interest-bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	0	0
Federal funds purchased and securities sold under agreements to repurchase		0
Federal Home Loan Bank advances and other borrowings	107,245	98,000
Subordinated notes	38,939	39,197
Interest rate lock commitments	0	0
Forward sale commitments	41	3
Accrued interest payable	0	0
Total	146,225	137,200
Significant Unobservable Inputs (Level 3)
Assets:
Cash and due from banks	0	0
Federal funds sold and overnight interest-bearing deposits	0	0
Certificates of deposit in other banks		0
Available-for-sale debt securities, at fair value	0	0
Other investment securities	0	0
Loans, net	1,364,533	1,389,018
Loans held for sale	0	0
Cash surrender value - life insurance	0	0
Interest rate lock commitments	43	20
Forward sale commitments		0
Accrued interest receivable	0	0
Total	1,364,576	1,389,038
Deposits:
Non-interest-bearing demand	0	0
Savings, interest checking and money market	0	0
Time deposits	319,929	250,433
Federal funds purchased and securities sold under agreements to repurchase		0
Federal Home Loan Bank advances and other borrowings	0	0
Subordinated notes	0	0
Interest rate lock commitments	2	18
Forward sale commitments	0	0
Accrued interest payable	0	0
Total	$ 319,931	$ 250,451